COLORADO DOUBLE TAX-EXEMPT BOND FUND



Dear Shareholder:

December 31, 1997, marked the end of the Fund's first fiscal year. The activity in the portfolios, even though minimal, was primarily Aaa rated bonds. Approval of the Fund's literature by the regulators was finally obtained in early November. Marketing of the Fund with investors, financial advisors, and many other potential distributors was management's main effort during December 1997.

The portfolio managers maintained daily surveillance during the period and intend to continue that surveillance in pursuit of maximizing total return in high quality holdings.

Management is currently approaching the coming year with the anticipation that interest rates will tend to go lower, and are prepared to best remain flexible to changing economic conditions.

Sincerely,

/s/ Calvin F. Isaak
Calvin F. Isaak
President

CFI/md

February 26, 1998


   600 Seventeenth Street * South Tower * Suite 2610 * Denver, Colorado 80202
                      303-623-7500 TEL * 303 623 8120 FAX
              800 279-4426 TOLL FREE * www.ColoradoXX.com INTERNET

                                             COLORADO DOUBLE TAX


                                             COLORADO DOUBLE TAX
                     LIPPER MUNICIPAL            SHORT TERM/
                     SHORT MUNI INDEX        INTERMEDIATE PORTFOLIO
                     -----------------      -------------------------

INCEPTION                $10,000.00               $10,000.00
OCTOBER 1997              10,006.12                10,430.00
NOVEMBER 1997             10,035.86                10,020.00
DECEMBER 1997             10,090.09                10,096.70




                     LIPPER MUNICIPAL        COLORADO DOUBLE TAX-
                    GENERAL MUNI INDEX         INCOME PORTFOLIO
                    ------------------         ----------------

INCEPTION                $10,000.00               $10,000.00
OCTOBER 1997              10,036.02                10,160.00
NOVEMBER 1997             10,091.00                 9,970.00
DECEMBER 1997             10,250.82                10,204.09

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                             SCHEDULE OF INVESTMENTS
                          SHORT INTERMEDIATE PORTFOLIO
                                December 31,1997









     Face                                                             Bond Rating
     Amount                                                           Moody's/S&P       Market Value
     ----------------                                                 ------------------------------------

                     REVENUE BONDS  98.02%
                     -------------------------------------------------
                     HOSPITAL  92.66%
                     -------------------------------------------------
             $45,000 Pueblo County, Hospital Facilities,
                     7.50%, 09/01/01                                      NR/AAA      $            47,169

                     HOUSING  5.36%
                     -------------------------------------------------
               5,000 Arapahoe County, Single Family Mtg.,
                     Zero Coupon,  09/01/10                                NR/NR                    2,728
                                                                                        ------------------

     TOTAL REVENUE BONDS
        (Cost $49,736)                                                                             49,897
                                                                                        ------------------

                  34 MUTUAL FUNDS  .06%
                     -------------------------------------------------
                     Star Bank Tax Free Fund,
                        (Cost $34)                                                                     34
                                                                                        ------------------

     TOTAL INVESTMENTS
        (Cost $49,770)                                                             98.08%    $     49,931

     Other Assets in Excess of Liabilities                                          1.92%             975
                                                                      ------------------------------------

     NET ASSETS                                                                    100.0%    $     50,906
                                                                      ====================================









   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                INCOME PORTFOLIO
                                December 31, 1997




     Face                                                         Bond Rating
     Amount                                                       Moody's/S&P        Market Value
     -----------                                                  ----------------------------------
                CERTIFICATES OF PARTICIPATION  4.92%
                --------------------------------------
       $ 15,000 El Paso County, School District 38,
                6.90%, 12/01/13
                    (Cost $15,775)                                    Aaa/AAA        $       15,774
                                                                                     ---------------

                REVENUE BONDS  88.88%
                --------------------------------------
                HOSPITALS  8.55%
                --------------------------------------
         25,000 Colorado Springs Hospital,
                5.70%, 12/15/08                                       Aaa/AAA                27,384
                                                                                     ---------------

                HOUSING  4.43%
                --------------------------------------
          5,000 Adams County, Building Auth.,
                Zero Coupon, 08/15/12                                 NR/AAA                  2,406
         30,000 Colorado Housing Finance Auth.,
                Zero Coupon, 09/01/10                                 Aa1/NR                 11,770
                                                                                     ---------------
                                                                                             14,176
                                                                                     ---------------
                PUBLIC FACILITIES  6.62%
                --------------------------------------
         20,000 Colorado Health Facs Auth, Lutheran Medical,
                7.25%, 10/01/14                                        A1/A+                 21,200
                                                                                     ---------------
                TRANSPORTATION  48.88%
                --------------------------------------
        150,000 Denver City & County Airport,
                5.875%, 11/15/16                                      Aaa/AAA               156,542
                                                                                     ---------------
                UTILITY  20.40%
                --------------------------------------
         25,000 Colorado Springs Utilities,
                6.00%, 11/15/18                                       Aa2/AA                 26,421
         35,000 Platte River Power Authority,
                6.00%, 06/01/18                                       NR/AAA                 38,913
                                                                                     ---------------
                                                                                             65,334
                                                                                     ---------------
     TOTAL REVENUE BONDS
        (Cost $280,646)                                                                     284,636
                                                                                     ---------------
                MUTUAL FUNDS 5.83%
                --------------------------------------
         18,662 Star Bank Tax Free Fund,
                   (Cost $18,662)                                                            18,662
                                                                                     ---------------

     TOTAL INVESTMENTS
        (Cost $315,083)                                               99.63%         $      319,072

     Other Assets in Excess of Liabilities                             0.37%                  1,178
                                                                  ----------------------------------

     NET ASSETS                                                       100.00%        $      320,250
                                                                  ==================================



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                  COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1997

--------------------------------------------------------------------------------

                                                             SHORT/
                                                          INTERMEDIATE    INCOME
                                                           PORTFOLIO     PORTFOLIO
                                                         -------------------------
ASSETS:
Investments in securities, at value (Cost $49,770
   and $315,083 respectively) (Note 6)                        $49,931   $319,072
Receivable from advisor (Note 3)                                1,298      1,200
Service deposit                                                 3,000      3,000
Interest receivable                                             1,125      2,029
                                                         ------------------------
     TOTAL ASSETS                                              55,354    325,301
                                                         ------------------------


LIABILITIES:
Payable for dividends declared                                     89        635
Accrued expenses                                                4,359      4,416
                                                         ------------------------
      TOTAL LIABILITIES                                         4,448      5,051
                                                         ------------------------

NET ASSETS                                                    $50,906   $320,250
                                                         ========================

NET ASSETS CONSIST OF:
Capital stock, $.001 par value;  limited
      shares authorized;  5,074 and 31,653
      shares outstanding respectively (Note 5)                $     5   $     32
Additional paid in capital                                     50,740    315,931
Undistributed net investment income                                 0          0
Accumulated undistributed net realized
      gain from security transactions                               0        298
Net unrealized appreciation
      of investments                                              161      3,989
                                                         ------------------------

NET ASSETS                                                    $50,906   $320,250
                                                         ========================

Net asset value,  redemption and offering price per share
      ($50,906/5,074 and $320,250/ 31,653 shares of capital
      stock outstanding respectively) (Note 5)                $ 10.03   $  10.12
                                                         ========================




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                             STATEMENT OF OPERATIONS
                 For the period April 17, 1997 (Capitalization)
                              to December 31, 1997

--------------------------------------------------------------------------------
                                                    SHORT
                                                 INTERMEDIATE      INCOME
                                                  PORTFOLIO      PORTFOLIO
                                                ---------------------------
INVESTMENT INCOME:

Interest                                        $        395      1,814
                                                ---------------------------
     TOTAL INCOME                                        395      1,814
                                                ---------------------------


EXPENSES:
Investment advisory fee (Note 3)                          21         73
Distribution fee (Note 4)                                 22         80
Administrative fee (Note 3)                              959        982
Transfer agent fee (Note 3)                              320        320
Audit fee                                              1,971      1,971
Custody fee                                            1,014      1,014
Directors fees and expenses                              750        750
Registration                                             127        127
Legal fee                                              1,774      1,774
Other                                                    591        591
                                                ---------------------------
     TOTAL EXPENSES                                    7,549      7,682
                                                ---------------------------
Less:  Expense reimbursement from advisor
       (Note 3)                                       (7,489)    (7,466)
                                                ---------------------------
     NET EXPENSES                                         60        216


     NET INVESTMENT INCOME                               335      1,598
                                                ---------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     (Note 2)
Net realized gain on investments                           0        298
Unrealized appreciation of investments
    for the period                                       161      3,989

                                                ---------------------------
NET GAIN ON INVESTMENTS                                  161      4,287
                                                ---------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS           $   496    $ 5,885
                                                ===========================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                 For the period April 17, 1997 (Capitalization)
                              to December 31, 1997

--------------------------------------------------------------------------------

                                               SHORT
                                           INTERMEDIATE     INCOME
                                             PORTFOLIO      PORTFOLIO
                                         ---------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment income                          $    335    $   1,598
Net realized gain on investments                      0          298
Unrealized appreciation for the period              161        3,989
                                               --------    ---------

Net increase in net assets
     from operations                                496        5,885
                                               --------    ---------

DISTRIBUTIONS PAID TO SHAREHOLDERS:

From net investment income($.07 and $.08 per
     share respectively)                           (335)      (1,598)
                                               --------    ---------

CAPITAL SHARE TRANSACTIONS (NOTE 5)              50,745      315,963
                                               --------    ---------

      TOTAL INCREASE IN NET ASSETS               50,906      320,250
                                               --------    ---------

NET ASSETS:
Beginning of period                                   0            0
                                               --------    ---------

End of period                                  $ 50,906    $ 320,250
                                               ========    =========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                          SHORT INTERMEDIATE PORTFOLIO
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)

                                                 For the period
                                                October 28, 1997
                                          (Commencement of operations)
                                                        to
                                                December 31,1997

NET ASSET VALUE, BEGINNING OF PERIOD              $      10.00
                                                 -------------------

Income from investment operations:
     Net investment income                                0.07
    Capital gains
     Net realized and unrealized gain (loss)
     on investments                                       0.03
                                                 -------------------


    TOTAL FROM INVESTMENT OPERATIONS                      0.10
                                                 -------------------


Less distributions:
      Dividends from net investment income               (0.07)
      Dividends from net realized gains                   0.00

                                                 -------------------
TOTAL DISTRIBUTIONS                                      (0.07)

                                                 -------------------
NET ASSET VALUE, END OF PERIOD                      $     10.03
                                                 ===================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........            51
Ratio of expenses to average net assets ........          84.89%      **
Ratio of expenses to average net assets,
     after reimbursement .......................           0.68%      **
Ratio of net investment income (loss) to average
     net assets ................................         (80.44)%     **
Ratio of net investment income (loss) to average
     net assets, after reimbursement ...........           3.77%      **
Portfolio turnover rate ........................           0.00
Average commission rate paid ...................          0.0000

Total return * .................................           5.64%      **



*  Based on net asset value per share
** The Portfolio was  capitalized on April 17, 1997,  with $50,000  representing
   5,000 shares at a net asset value per share of $10.00. The initial public offering was made on November 3, 1997, at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                                INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)


                                                   For the period
                                                   October 28,1997
                                             (Commencement of operations)
                                                          to
                                                  December 31, 1997


NET ASSET VALUE, BEGINNING OF PERIOD               $      10.00
                                                 -------------------


Income from investment operations:
     Net investment income                                 0.09
    Capital gains
     Net realized and unrealized gain (loss)
     on investments                                        0.12
                                                 -------------------


    TOTAL FROM INVESTMENT OPERATIONS                       0.21
                                                 -------------------


Less distributions:
      Dividends from net investment income                (0.09)
      Dividends from net realized gains                    0.00

                                                 -------------------
TOTAL DISTRIBUTIONS                                       (0.09)

                                                 -------------------
NET ASSET VALUE, END OF PERIOD                     $      10.12
                                                 ===================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........           320
Ratio of expenses to average net assets ........          24.20%      **
Ratio of expenses to average net assets,
     after reimbursement .......................           0.68%      **
Ratio of net investment income (loss) to average
     net assets ................................         (18.48)%     **
Ratio of net investment income (loss) to average
     net assets, after reimbursement ...........           5.03%      **
Portfolio turnover rate ........................          25.64%
Average commission rate paid ...................          0.0000

Total return * .................................          12.21%      **



*  Based on net asset value per share
** The Portfolio was  capitalized on April 17, 1997,  with $50,000  representing
   5,000 shares at a net asset value per share of $10.00. The initial public offering was made on November 3, 1997, at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997



NOTE 1.   ORGANIZATION

       The Colorado Double Tax Exempt Bond Fund (the "Fund") was organized as a Maryland Corporation, on August 29, 1996, and commenced operations on October 28, 1997. The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares are initially authorized as Class A shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares are initially authorized as Class B Shares which constitute the Income Portfolio. The Fund was formed to provide Colorado investors with as high a level of tax exempt income exempt from Federal and Colorado state income taxes as is consistent with the maturities of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

               SECURITIES VALUATIONS- Portfolio securities are valued at the last reported sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.
FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. DIVIDENDS AND DISTRIBUTIONS- The Fund accrues dividends daily and distributes monthly all of its net investment income. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.
ORGANIZATION EXPENSES- During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses of $38,656. The Adviser has elected to incur these expenses.
OTHER- The fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Interest income is recorded on an accrual basis.
USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


NOTE 3.   INVESTMENT ADVISORY, ADMINISTRATION AND CUSTODIAL AGREEMENTS

     The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and Funds Management Corporation (the "Manager") and subject to the authority of the Board of Directors, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.
     Under the terms of the Management Agreement, the Fund has agreed to pay the manager a base monthly management fee at the annual rate of .23%, of the Fund's average daily net assets.
     All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the manager. The expenses to be borne by the Fund will include: taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses. The Manager has agreed to reimburse the Fund for its expenses to the extent that they ever exceed .68% (including the Advisor's fee) of the average annual net assets of the Fund. The Manager is a wholly owned subsidiary of Isaak Bond Investments, Inc. (The Principal Underwriter). The Principal Underwriter is owned by certain Officers and Directors of the Fund.

     For the period October 28, 1997 (commencement of operations) through December 31, 1997, the Manager earned advisory fees of $94. The Manager earned $21 from the Short-Intermediate Portfolio and $73 from the Income Portfolio respectively. The Manager reimbursed the Fund $14,955 in expenses. The Manager reimbursed the Short-Intermediate Portfolio $7,489, and reimbursed the Income Portfolio $7,466 respectively.

     The Fund has agreements with American Data Services, Inc. (the "Administrator") to provide shareholder servicing, fund accounting and administrative services to the Fund. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records, preparation of reports, supervision of the Fund's arrangement with its custodian and assistance in the preparation of the Fund's registration statement under federal and state laws. Costs incurred totaled $2,581, $1,279 from the Short-Intermediate Portfolio, and $1,302 from the Income Portfolio respectively, for the period October 28, 1997 (commencement of operations) through December 31, 1997. The agreements provide for minimum fees of $3,000 per portfolio plus expenses and transactional charges. The agreements provide for discounts to the Fund during the first eight months of the Fund's operations or until average daily net assets exceed specified levels. The Fund is required to maintain a $3,000 per portfolio deposit with the Administrator.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATION AND CUSTODIAL AGREEMENTS (CONTINUED)

     The Fund's custody agreements with a bank provides for fees on a transactional basis plus expenses. The minimum monthly fee per portfolio is $400 per month.


NOTE 4. DISTRIBUTION AGREEMENT

     Under a plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager for each of the Fund's portfolios, a shareholder servicing and distribution fee at the annual rate of .25% of the average daily net assets of the Fund. Such fee will be used in it's entirety by the Manager to make payments to reimburse distributors or others for all expenses incurred by distributors or others in the promotion and distribution of the Fund's shares. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of prepaying and distributing sales literature and related expenses, including a prorated portion of distributors' overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees paid to securities broker-dealers or their firms or others who have executed a servicing agreement with the Fund, distributors or their affiliates. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. For the period ended December 31, 1997, the amount paid or accrued for such expenses was $102.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     As of December 31, 1997 there was an authorized number of $.001 par value shares of capital stock authorized for the Fund. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares were initially authorized as Class A Shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares were initially authorized as Class B Shares which constitute the Income Portfolio. The Board of Directors is authorized to assign any of the 40,000,000 unassigned shares of the Fund to a portfolio. Transactions in capital stock during the period April 17, 1997 (capitalization) through December 31, 1997 were as follows:

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


NOTE 5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                            Short-Intermediate Portfolio        Income Portfolio

                                            SHARES            AMOUNT            SHARES       AMOUNT
----------------------------------------------------------------------------------------------------
Shares sold                                 5,050             $50,500           31,558        $315,000
Shares issued for reinvestment
   of dividends and distribution               24                 245               95             963

Shares redeemed                                 0                   0                0               0
                                            -----             -------          -------        --------

Net increase                                5,074             $50,745           31,653        $315,963
                                            ==========================================================





NOTE 6. INVESTMENTS
     For the period October 28, 1997 (commencement of operations) through December 31, 1997, purchases and sales of investment securities, other than short-term investments, were as follows. The Short-Intermediate Portfolio aggregated $49,885 and $0 respectively. The gross unrealized appreciation for all securities totaled $161 and the gross unrealized depreciation for all securities totaled $0 for a net unrealized appreciation of $161. The aggregate cost of securities for federal income tax purposes at December 31, 1997 was $49,770. Purchases and sales of the Income Portfolio aggregated $347,959 and $51,850 respectively. The gross unrealized appreciation for all securities totaled $4,048 and the gross unrealized depreciation for all securities totaled $59 for a net unrealized appreciation of $3,989. The aggregate cost of securities for federal income tax purposes at December 31, 1997 was $315,083.

                                                 Independent Accountants' Report


The Shareholders and
Board of Directors
Colorado Double Tax-Exempt Bond Fund, Inc.


We have audited the statements of assets and liabilities, including the schedules of investments, of the COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. (Company) comprising, respectively, the Short-Intermediate and Income Portfolios) as of December 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. as of December 31, 1997, the result of their operations, the changes in their net assets, and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.



                                               BAIRD, KURTZ & DOBSON



Denver, Colorado
February 25, 1998